Share-Based Compensation - Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average expected option life	7 years 10 months 6 days
Average dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Average risk-free rate of return	3.00%
Estimated volatility	67.10%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Average risk-free rate of return	4.10%
Estimated volatility	67.50%